Geographical Information	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Geographic Information Abstract
GEOGRAPHICAL INFORMATION

NOTE 17 – GEOGRAPHICAL INFORMATION

Revenue by geographical region for the three months and six months ended June 30, 2022 and 2021 were as follows:

	For the three months ended June 30,		For the three months ended June 30,
	2022	%	2021	%
Southeast Asia	$1,658,301	33.5	1,421,843	17.1
EU	829,150	16.8	710,921	8.6
South Korea	497,490	10.1	426,553	5.1
Africa	331,660	6.7	284,369	3.4
North America	1,633,375	33.0	5,460,302	65.8
Total revenue	$4,949,976	100.0	$8,303,987	100.0

	For the six months ended June 30,		For the six months ended June 30,
	2022	%	2021	%
Southeast Asia	$4,056,484	31.1	2,642,407	16.1
EU	2,028,242	15.5	1,321,203	8.1
South Korea	1,216,945	9.3	792,722	4.8
Africa	811,297	6.2	528,481	3.2
North America	4,942,392	37.9	11,099,486	67.8
Total revenue	$13,055,360	100.0	$16,384,299	100.0

NOTE 19 – GEOGRAPHICAL INFORMATION

	2021	%	2020	%	2019	%
Southeast Asia	$7,170,190	19.2	12,109,193	31.9	25,988,621	75.0
EU	3,585,095	9.6	5,570,000	14.7	5,888,800	17.0
South Korea	2,151,056	5.8	3,770,000	9.9	2,771,200	8.0
Africa	1,434,038	3.8	961,200	2.5	-	-
North America	23,006,480	61.6	15,500,000	40.9	-	-
Total revenue	$37,346,859	100.0	$37,910,393	100.0	$34,648,621	100.0